Share-Based Payments - Reconciliation of Outstanding Share-Options (Details) - Employee Stock Ownership Plan	12 Months Ended
	Dec. 31, 2021 € / shares shares	Dec. 31, 2020 € / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance, share options (in shares)	645,892	655,383
Forfeited, share options (in shares)	(3,885)	(9,491)
Ending balance, share options (in shares)	642,007	645,892
Beginning balance, number of ordinary shares underlying options (in shares) | shares	11,626,056	11,796,894
Forfeited, number of ordinary shares underlying options (in shares) | shares	(69,932)	(170,838)
Ending balance, number of ordinary shares underlying options (in shares) | shares	11,556,124	11,626,056
Beginning balance, weighted-average exercise price (in euros per share) | € / shares	€ 10.23	€ 10.38
Forfeited, weighted-average exercise price (in euros per share) | € / shares	10.14	10.78
Ending balance, weighted-average exercise price (in euros per share) | € / shares	€ 10.23	€ 10.23